SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Use of estimates in preparation of financial statements
A.	Use of estimates in preparation of financial statements

The preparation of financial statements in conformity with US GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of expenses during the reporting periods. Actual results could differ from those estimates.

Principles of consolidation
B.	Principles of consolidation

The Company's consolidated financial statements include the financial statements of Check-Cap Ltd. and its wholly-owned subsidiary, Check-Cap US, Inc. The Company's consolidated financial statements are presented after elimination of inter-company transactions and balances.

Financial statements in U.S. dollars

C.	Financial statements in U.S. dollars

The Company has not yet generated revenues and the majority of its expenses are in U.S. dollars (dollar or USD) or NIS.

The financial statements are presented in dollars, which is the functional currency of the Company. In management's judgment, setting the dollar as the Company's functional currency, is based mainly on the following criteria: the Company's budget and other Company internal reports, including reports to the Company's Board of Directors and investors, are presented in dollars. Management uses these reports in order to make decisions for the Company. All of the Company's equity financings have been in dollars; and it is expected that a significant portion of the Company's future revenues will be in dollars.

Transactions and balances denominated in dollars are presented at their original amounts. Non‑dollar transactions and balances have been re-measured to dollars in accordance with the provisions of ASC 830-10 "Foreign Currency Translation". All transaction gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statement of operations as financial income or expenses, as appropriate.

Cash and cash equivalents

D.	Cash and cash equivalents

Cash and cash equivalents include cash in hand, short–term deposits in banks and short-term, highly liquid investments with an original maturity of up to three months, with a high level of liquidity that may be easily converted to known amounts of cash, and that are exposed to insignificant risk of change in value.

Short-term bank deposit
E.	Short-term bank deposit

Short-term bank deposits are deposits with maturities of more than three months but less than one year. The short–term bank deposits are presented at their cost, including accrued interest, which approximates fair value.

Cash flow hedges
F.	Cash flow hedges

As a matter of policy, the Company uses derivatives for risk management purposes and does not use derivatives for speculative purposes. From time to time, the Company may enter into foreign currency zero-cost collars or minimal cost collars contracts to hedge foreign currency cash flow transactions.

As of December 31, 2022 and 2021, the Company had outstanding foreign exchange collars in the notional amount of approximately $5,264 and $3,466, respectively. These options were set for a period of up to eight months as of December 31, 2022. The Company measured the fair value of the options in accordance with provisions of ASC No. 820 (classified as level 2 of the fair value hierarchy). The fair value of the Company’s outstanding collars on December 31, 2022 and 2021 amounted to a liability, net of $56 and an asset, net, of $65, respectively and is included in other current liabilities and other current assets, respectively.

Property and equipment

G.	Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

	Length of useful life	Depreciation rate
	Years	%

Office furniture and equipment	10-14	7-10
Laboratory equipment	3-7	15-33
Computers and auxiliary equipment	3	33

Impairment of long-lived assets
H.	Impairment of long-lived assets

The Company's long-lived assets are reviewed for impairment in accordance with ASC 360-10 "Accounting for the Impairment or Disposal of Long-Lived Assets" whenever events or changes in circumstances indicate that the carrying amount of an asset (or asset group) may not be recoverable. Recoverability of assets (or asset group) to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the years ended December 31, 2022, 2021 and 2020, no impairment losses were recorded.

Research and development costs

I.	Research and development costs

Research and development costs are expensed as incurred and consist primarily of costs for personnel, subcontractors and consultants (mainly in connection with clinical trials) and materials for research and development and clinical activities. Grants received by the Company from the IIA are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred and applied as a deduction from research and development expenses. Such grants are included as a deduction of research and development costs.

Contingent liabilities
J.	Contingent liabilities

The Company accounts for its contingent liabilities in accordance with ASC No. 450, "Contingencies". A provision is recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

With respect to legal matters, provisions are reviewed and adjusted to reflect the impact of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter. As of December 31, 2022, and 2021, the Company is not a party to any ligation that could have a material adverse effect on the Company's business, financial position, results of operations or cash flows.

Share-based compensation

K.	Share-based compensation

The Company recognizes expense for its share-based compensation based on the fair value of the awards granted. The Company’s share-based compensation plans provide for the award of stock options and restricted stock units. In accordance with ASC 718-10 "Compensation-Stock Compensation", the Company estimates the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods in the Company's consolidated statement of operations.

The Company recognizes compensation expenses for the value of its awards granted based on the graded-vesting method over the requisite service period for each separately vesting portion of the award. Accounting Standards Update (“ASU”) 2016-09, Compensation-Stock Compensation (Topic 718) allows companies to account for forfeitures when they occur.

The Company recognizes compensation cost for awards with performance conditions if and when the company concludes that it is probable that the performance conditions will be achieved. ASC 718’s use of the term probable is consistent with that term’s use in ASC 450, Contingencies, which refers to an event that is likely to occur (ASC Master Glossary). The Company reassess at each reporting period the probability of vesting for awards with performance conditions and adjusts compensation cost based on its probability assessment.

The Company selected the Black-Scholes-Merton option-pricing model as the most appropriate fair value method for its share-based awards. The option-pricing model requires a number of assumptions, of which the most significant are the fair market value of the underlying ordinary shares, expected share price volatility and the expected option term. In the years ended December 31, 2022, 2021 and 2020, expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the grant date, equal to the expected term of the options.

The expected option term represents the period of time that options granted are expected to be outstanding. The expected option term is determined based on the simplified method in accordance with Staff Accounting Bulletin No. 110, as adequate historical experience is not available to provide a reasonable estimate.

The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

Income taxes
L.	Income taxes

The Company accounts for income taxes in accordance with ASC 740-10 "Accounting for Income Taxes." This Statement requires the use of the liability method of accounting for income taxes, whereby deferred tax assets and liability account balances are determined based on the differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

In accordance with ASC 740, the Company reflects in the financial statements the benefit of positions taken in a previously filed tax return or expected to be taken in a future tax return only when it is considered 'more-likely-than-not' that the position taken will be sustained by a taxing authority. As of December 31, 2022 and 2021, the Company had no unrecognized income tax positions, and, accordingly, there is no impact on the Company's effective income tax rate associated with these items.

Fair value of financial instruments
M.	Fair value of financial instruments

The Company measures its investments in money market funds (classified as cash equivalents) and its foreign currency net purchased options at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

•	Level 1. Observable inputs based on unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2. Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

•	Level 3. Unobservable inputs for which there is little or no market data requiring the Company to develop its own assumptions.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Restricted Cash
N.	Restricted Cash

The Company has granted a pledge in favor of Bank Leumi Le-Israel B.M in the amount of $352 and 350 as of  December 31, 2022 and 2021, respectively to secure certain payment obligations of the Company in connection with hedge transactions. This amount was classified as restricted cash balance.

Leases

O.	Leases

The Company accounts for leases in accordance with ASC 842 "Lesses.” Arrangements that are determined to be leases at inception are recognized as long-term operating lease assets and lease liabilities in the consolidated balance sheet at lease commencement. Operating lease liabilities are recognized based on the present value of the future lease payments over the lease term at commencement date. As the Company’s leases do not provide an implicit rate, the Company applies its incremental borrowing rate based on the economic environment at the commencement date in determining the present value of future lease payments. Lease terms may include options to extend the lease when it is reasonably certain that the Company will exercise that option. Lease expense for operating leases or payments are recognized on a straight-line basis over the lease term.

The Company has also elected the practical expedient to include both lease and non-lease components as a single component and account for it as a lease. Additionally, the Company has made a policy election not to capitalize leases with an original term of 12 months or less.

In accordance with ASC 360-10, management reviews operating lease assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable based on estimated future undiscounted cash flows. If so indicated, an impairment loss would be recognized for the difference between the carrying amount of the asset and its fair value.

Recent accounting pronouncements

P.	Recent accounting pronouncements

In November 2021, the FASB issued ASU No. 2021- 10, Government Assistance (Topic 832). This ASU requires business entities to disclose information about government assistance they receive if the transactions were accounted for by analogy to either a grant or a contribution  accounting  model.  The disclosure requirements include the nature of the transaction and the related accounting policy used, the line items on the balance sheets and statements of operations that are affected and the amounts applicable to each financial statement line item and the significant terms and conditions of the transactions. The ASU is effective for annual periods beginning after December 15, 2021. The disclosure requirements can be applied either retrospectively or prospectively to all transactions in the scope of the amendments that are reflected in the financial statements at the date of initial application and new transactions that are entered into after the date of initial application. The Company already adopted ASU No. 2021- 10, in its financial statements.

Reclassification

Q.	Reclassification

Certain prior year amounts in the consolidated financial statements and the notes thereto have been reclassified where necessary to conform to the current year presentation. These reclassifications did not affect the prior period total assets, total liabilities, shareholders’ deficit, net loss or net cash used in operating activities.